Derivative Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Derivative Liabilities [Abstract]
Derivative Liabilities

7. Derivative Liabilities

Freestanding Warrants

The Company has issued convertible promissory notes and freestanding warrants in connection with several financing transactions. Certain of these instruments are required to be classified and measured as derivative liabilities under ASC 815, Derivatives and Hedging. All derivatives are classified as current or non-current liabilities based on the anticipated settlement date and are remeasured at fair value at each balance sheet date, with changes in fair value recognized in the statement of operations.

The Company has issued four series of freestanding warrants in connection with its note financing arrangements, each classified as a derivative liability and measured at fair value at each reporting date, with changes recognized in the statement of operations.

In connection with the July 2023 NPA), the Company issued Change of Control warrants (“CoC Warrants”) to noteholders. The number of shares issuable under each CoC Warrant was variable, determined by a formula based on the implied equity value of the Company upon a Change of Control, causing the warrants to fail the fixed-for-fixed test under ASC 815-40-15. The initial fair value of the CoC Warrants recorded as a discount to the note was $71,822. The CoC Warrants expired on January 31, 2025 without being exercised, and the related derivative liabilities were derecognized with a corresponding gain recognized in the fiscal year ended March 31, 2025.

Concurrently with the July 2023 NPA notes, the Company issued Conversion Financing warrants (the “CW-Series Warrants”) to each noteholder. Each CW-Series Warrant entitled the holder to receive shares of common stock upon a Qualified Financing, with the number of shares determined by dividing a fixed dollar amount by the Qualified Financing share price — a variable quantity contingent on a future financing event. The variable share count caused these warrants to fail the fixed-for-fixed test under ASC 815-40-15, requiring derivative liability classification from inception. The initial fair value of the CW-Series Warrants recorded as a discount to the note was $641,592. On September 2, 2025, upon conversion of the July 2023 NPA notes into Preferred Stock, the CW-Series Warrants were net exercised into common stock shares and the related warrant liabilities were derecognized with reclassification to additional paid-in capital.

On July 18, 2025, in connection with the July 2025 Omnibus Amendment to the July 2024 NPA, the Company issued additional warrants (the “Conversion Warrants”) to noteholders as consideration for the amendment. Each warrant entitles the holder to receive shares of common stock equal to 50% of the holder’s outstanding principle divided by the price per share in a future Qualified Financing, at an exercise price of $0.01 per share. The variable share count requires derivative liability classification under ASC 815-40-15, consistent with the CW-Series Warrants. The initial fair value of the Conversion Warrants recorded as a discount to the note was $152,121. These warrants were net exercised on September 2, 2025 concurrently with the note conversion, and the related warrant liabilities were derecognized with reclassification to additional paid-in capital.

In connection with the January 3, 2025 Note and Warrant Purchase Agreement (the “January 2025 NPA”), the Company issued freestanding warrants (the “Financing Warrants”) to noteholders across multiple closings from January through August 2025, with aggregate notes of approximately $4.2 million issued. Each Financing Warrant entitles the holder to receive shares of common stock with a value equal to a specified multiple of the holder’s note principal, determined based on the price per share in a future Qualified Financing, at an exercise price of $0.01 per share. The variable share count causes these warrants to fail the fixed-for-fixed test under ASC 815-40-15, requiring derivative liability classification. The initial fair value of the Financing Warrants recorded as a discount to the note was $95,291. The fair value at each closing was recognized as a debt discount on the related promissory notes. As of September 30, 2025, the Financing Warrants remain outstanding and are carried at fair value.

The fair value measurements of the Company’s freestanding warrants, including the valuation methodology, significant unobservable inputs, and Level 3 roll-forward, are disclosed in Note 4— Fair Value Measurements.

Embedded Derivative Liabilities

The Company’s convertible promissory notes issued under the July 2023 NPA and June 2024 NPA contained embedded conversion features that required bifurcation as derivative liabilities under ASC 815-15. Each conversion feature functioned as a share-settled redemption feature — the holder received a variable number of shares with an aggregate value in excess of principal, which meets the definition of a derivative. Each bifurcated derivative was recognized at fair value at issuance, with the residual proceeds allocated to the debt host at amortized cost, and remeasured at fair value at each reporting date with changes recognized in the statement of operations.

The July 2023 NPA notes bore interest at 8% per annum and provided for conversion into Preferred Stock upon a Qualified Financing, Non-Qualified Financing, Change of Control, or IPO. The conversion price was the lesser of (i) 80% of the lowest price per share in the applicable financing (a 20% discount) or (ii) $100,000,000 divided by the Fully Diluted Capitalization immediately prior to such financing. The variable conversion price and resulting variable share count require bifurcation of the conversion feature as a derivative liability under ASC 815-15.

On July 28, 2025, the Qualified Financing threshold was reduced from $20.0 million to $1.0 million as part of the July 2025 Omnibus Amendment, which affected the fair value of the embedded derivative but did not change the bifurcation conclusion. On September 2, 2025, the notes converted into Shadow Preferred Stock in connection with a Qualified Financing, and the embedded derivative liability was derecognized with reclassification to additional paid-in capital.

The June 2024 NPA notes bear interest at 8% per annum, mature June 14, 2027, and provide for conversion into Shadow Preferred Stock upon a Qualified Financing, Non-Qualified Financing, Change of Control, or IPO. The conversion price is the lesser of (i) 85% of the lowest price per share in the applicable financing (a 15% discount) or (ii) $125,000,000 divided by the Fully Diluted Capitalization immediately prior to such financing. Consistent with the July 2023 NPA analysis, the variable conversion price required bifurcation of the conversion feature as a derivative liability under ASC 815-15.

In connection with the Bridge Notes issued in March 3, 2026, a conversion feature exists that will automatically convert into equity securities of the Company (or a successor entity) at a conversion price equal to 80% of the offering price applicable to such transaction. Accrued and unpaid interest is forgiven upon conversion and will not be settled in cash or equity. The mandatory conversion feature and the associated 20% discount to the transaction offering price represent an embedded derivative that is not clearly and closely related to the debt host instrument and requires bifurcation under ASC 815-15.

The fair value measurements of the Company’s derivative liabilities, including the valuation methodology, significant unobservable inputs, and Level 3 roll-forward, are disclosed in Note 4— Fair Value Measurements.

7. Derivative Liabilities

Freestanding Warrants

The Company has issued convertible promissory notes and freestanding warrants in connection with several financing transactions. Certain of these instruments are required to be classified and measured as derivative liabilities under ASC 815, Derivatives and Hedging. All derivatives are classified as current or non-current liabilities based on the anticipated settlement date and are remeasured at fair value at each balance sheet date, with changes in fair value recognized in the statement of operations.

The Company has issued four series of freestanding warrants in connection with its note financing arrangements, each classified as a derivative liability and measured at fair value at each reporting date, with changes recognized in the statement of operations.

In connection with the July 2023 NPA, the Company issued Change of Control warrants (“CoC Warrants”) to noteholders. The number of shares issuable under each CoC Warrant was variable, determined by a formula based on the implied equity value of the Company upon a Change of Control, causing the warrants to fail the fixed-for-fixed test under ASC 815-40-15. The initial fair value of the CoC Warrants recorded as a discount to the note was $71,822. The CoC Warrants expired on January 31, 2025 without being exercised, and the related derivative liabilities were derecognized with a corresponding gain recognized in the fiscal year ended September 30, 2025.

Concurrently with the July 2023 NPA notes, the Company issued Conversion Financing warrants (the “CW-Series Warrants”) to each noteholder. Each CW-Series Warrant entitled the holder to receive shares of common stock upon a Qualified Financing, with the number of shares determined by dividing a fixed dollar amount by the Qualified Financing share price — a variable quantity contingent on a future financing event. The variable share count caused these warrants to fail the fixed-for-fixed test under ASC 815-40-15, requiring derivative liability classification from inception. The initial fair value of the CW-Series Warrants recorded as a discount to the note was $641,592. On September 2, 2025, upon conversion of the July 2023 NPA notes into Preferred Stock, the CW-Series Warrants were net exercised into common stock shares and the related warrant liabilities were derecognized with reclassification to additional paid-in capital.

On July 18, 2025, in connection with the July 2025 Omnibus Amendment to the July 2024 NPA, the Company issued additional warrants (the “Conversion Warrants”) to noteholders as consideration for the amendment. Each warrant entitles the holder to receive shares of common stock equal to 50% of the holder’s outstanding principle divided by the price per share in a future Qualified Financing, at an exercise price of $0.01 per share. The variable share count requires derivative liability classification under ASC 815-40-15, consistent with the CW-Series Warrants. The initial fair value of the Conversion Warrants recorded as a discount to the note was $152,121. These warrants were net exercised on September 2, 2025 concurrently with the note conversion, and the related warrant liabilities were derecognized with reclassification to additional paid-in capital.

In connection with the January 3, 2025 Note and Warrant Purchase Agreement (the “January 2025 NPA”), the Company issued freestanding warrants (the “Financing Warrants”) to noteholders across multiple closings from January through August 2025, with aggregate notes of approximately $4.2 million issued. Each Financing Warrant entitles the holder to receive shares of common stock with a value equal to a specified multiple of the holder’s note principal, determined based on the price per share in a future Qualified Financing, at an exercise price of $0.01 per share. The variable share count causes these warrants to fail the fixed-for-fixed test under ASC 815-40-15, requiring derivative liability classification. The initial fair value of the Financing Warrants recorded as a discount to the note was $95,291. The fair value at each closing was recognized as a debt discount on the related promissory notes. As of September 30, 2025, the Financing Warrants remain outstanding and are carried at fair value.

The fair value measurements of the Company’s freestanding warrants, including the valuation methodology, significant unobservable inputs, and Level 3 roll-forward, are disclosed in Note 4— Fair Value Measurements.

Embedded Derivative Liabilities

The Company’s convertible promissory notes issued under the July 2023 NPA and June 2024 NPA contained embedded conversion features that required bifurcation as derivative liabilities under ASC 815-15. Each conversion feature functioned as a share-settled redemption feature — the holder received a variable number of shares with an aggregate value in excess of principal, which meets the definition of a derivative. Each bifurcated derivative was recognized at fair value at issuance, with the residual proceeds allocated to the debt host at amortized cost, and remeasured at fair value at each reporting date with changes recognized in the statement of operations.

The July 2023 NPA notes bore interest at 8% per annum and provided for conversion into Preferred Stock upon a Qualified Financing, Non-Qualified Financing, Change of Control, or IPO. The conversion price was the lesser of (i) 80% of the lowest price per share in the applicable financing (a 20% discount) or (ii) $100,000,000 divided by the Fully Diluted Capitalization immediately prior to such financing. The variable conversion price and resulting variable share count require bifurcation of the conversion feature as a derivative liability under ASC 815-15.

The June 2024 NPA notes bore interest at 8% per annum, were to mature on June 14, 2027, and provided for conversion into Preferred Stock upon a Qualified Financing, Non-Qualified Financing, Change of Control, or IPO. The conversion price was the lesser of (i) 85% of the lowest price per share in the applicable financing (a 15% discount) or (ii) $125,000,000 divided by the Fully Diluted Capitalization immediately prior to such financing. Consistent with the July 2023 NPA analysis, the variable conversion price required bifurcation of the conversion feature as a derivative liability under ASC 815-15.

On September 2, 2025, the 2023 Notes and 2024 Notes, along with the embedded derivative liabilities converted into Preferred Stock in connection with a Qualified Financing.

The fair value measurements of the Company’s derivative liabilities, including the valuation methodology, significant unobservable inputs, and Level 3 roll-forward, are disclosed in Note 4— Fair Value Measurements.